09011761

CORNAS
001-34354

NASDAQ

Will Slattery
Vice President
Listing Qualifications

By Facsimile and First Class Mail

July 16, 2009

Ms. Cecilia Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 13, 2009 The Nasdaq Stock Market (the "Exchange") received from **Altisource Portfolio Solutions S.A.** (the "Registrant") a copy of the Registrant's application on Form 10/12(b) for the registration of the following security:

Common Stock, $1.00 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery